United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Six months ended 4/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares
Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013		0.032		0.029	0.018	0.008	0.009
Net realized gain on investments	0.000	[1]	--		0.000 [1]	--	0.000 [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.032		0.029	0.018	0.008	0.009
Less Distributions:
Distributions from net investment income	(0.013)		(0.032)		(0.029)	(0.018)	(0.008)	(0.009)
Distributions from net realized gain on investments	--		(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.013)		(0.032)		(0.029)	(0.018)	(0.008)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.33%		3.30%		2.96%	1.83%	0.79%	0.88%

Ratios to Average Net Assets:
Net expenses	0.50	% [3]	0.51%		0.50%	0.50%	0.50%	0.50%
Net investment income	2.62	% [3]	3.24%		2.93%	1.76%	0.78%	0.88%
Expense waiver/reimbursement [4]	0.07	% [3]	0.07%		0.22%	0.31%	0.32%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$178,682		$112,457		$154,496	$115,029	$146,091	$163,800

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012		0.030		0.027	0.016	0.006	0.007
Net realized gain on investments	0.000	[1]	--		0.000 [1]	--	0.000 [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.030		0.027	0.016	0.006	0.007
Less Distributions:
Distributions from net investment income	(0.012)		(0.030)		(0.027)	(0.016)	(0.006)	(0.007)
Distributions from net realized gain on investments	--		(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.012)		(0.030)		(0.027)	(0.016)	(0.006)	(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.22%		3.09%		2.75%	1.62%	0.59%	0.68%

Ratios to Average Net Assets:
Net expenses	0.71	% [3]	0.71%		0.70%	0.70%	0.70%	0.70%
Net investment income	2.45	% [3]	3.04%		2.71%	1.58%	0.58%	0.68%
Expense waiver/reimbursement [4]	0.11	% [3]	0.12%		0.15%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$112,474		$102,504		$101,934	$102,674	$122,206	$124,984

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011		0.027		0.024	0.013	0.003	0.004
Net realized gain on investments	0.000	[1]	--		0.000 [1]	--	0.000 [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.027		0.024	0.013	0.003	0.004
Less Distributions:
Distributions from net investment income	(0.011)		(0.027)		(0.024)	(0.013)	(0.003)	(0.004)
Distributions from net realized gain on investments	--		(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.011)		(0.027)		(0.024)	(0.013)	(0.003)	(0.004)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.07%		2.78%		2.44%	1.32%	0.29%	0.38%

Ratios to Average Net Assets:
Net expenses	1.00	% [3]	1.00%		1.00%	1.00%	1.00%	1.00%
Net investment income	2.12	% [3]	2.74%		2.39%	1.39%	0.27%	0.38%
Expense waiver/reimbursement [4]	0.12	% [3]	0.12%		0.15%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$85,202		$61,159		$48,387	$47,936	$28,592	$45,596

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,013.30	$2.50
Institutional Service Shares	$1,000	$1,012.20	$3.55
Cash II Series	$1,000	$1,010.70	$5.00
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.38	$2.51
Institutional Service Shares	$1,000	$1,021.33	$3.57
Cash II Series	$1,000	$1,019.89	$5.02

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.50%
Institutional Service Shares	0.71%
Cash II Series	1.00%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	71.5%
Municipal Notes	27.8%
Other Assets and Liabilities--Net [2]	0.7%
TOTAL	100.0%

At April 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	72.3%
8-30 Days	1.0%
31-90 Days	11.8%
91-180 Days	2.8%
181 Days or more	11.4%
Other Assets and Liabilities--Net [2]	0.7%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3% [1,2]
		Ohio--99.3%
$10,230,000		Akron-Canton, OH Regional Airport Authority, (Series 2007) Weekly VRDNs (Huntington National Bank, Columbus, OH LOC), 2.900%, 5/1/2008	$10,230,000
1,000,000		Berea, OH, 2.45% BANs, 4/2/2009	1,001,795
3,000,000		Bexley, OH, 3.80% BANs, 5/1/2008	3,000,000
6,125,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.590%, 5/1/2008	6,125,000
1,435,000		Canal Winchester, OH Local School District, (Series A), 4.20% BANs, 11/25/2008	1,441,068
355,000		Canal Winchester, OH Local School District, (Series B), 4.20% BANs, 11/25/2008	356,501
2,455,000		Circleville, OH, 4.17% BANs, 7/17/2008	2,456,740
14,910,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (GTD by WestLB AG LOC), 2.650%, 5/7/2008	14,910,000
2,179,000		Clinton Massie, OH Local School District, 4.00% BANs, 11/18/2008	2,185,479
1,600,000		Clyde, OH, 3.70% BANs, 11/13/2008	1,602,068
1,935,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 2.560%, 5/1/2008	1,935,000
3,000,000		Columbus, OH City School District, 3.75% BANs, 12/11/2008	3,010,671
4,000,000		Columbus-Franklin County, OH Finance Authority Weekly VRDNs (Rastra Ohio, Inc.)/ (Huntington National Bank, Columbus, OH LOC), 2.950%, 5/1/2008	4,000,000
5,800,000		Columbus-Franklin County, OH Finance Authority, (Series 2007) Weekly VRDNs (Prep Academies, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.850%, 5/1/2008	5,800,000
850,000		Coshocton, OH, 2.75% BANs, 2/17/2009	854,984
1,700,000		Crestview, OH Local School District, 3.875% BANs, 6/17/2008	1,701,816
1,985,000		Cuyahoga County, OH Hospital Authority Weekly VRDNs (MetroHealth System)/(National City Bank LOC), 2.690%, 5/1/2008	1,985,000
590,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/ (FirstMerit Bank, N.A. LOC), 2.770%, 5/1/2008	590,000
1,520,000		Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank LOC), 2.950%, 5/1/2008	1,520,000
1,200,000		Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/ (FirstMerit Bank, N.A. LOC), 2.770%, 5/1/2008	1,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$13,960,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America N.A. LOC), 2.750%, 5/1/2008	$13,960,000
2,774,000		Defiance, OH, 2.50% BANs, 4/16/2009	2,788,337
605,000		Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC), 2.810%, 5/7/2008	605,000
1,470,000		Dover, OH, 2.75% BANs, 4/2/2009	1,479,946
860,000		Elyria, OH, 4.25% BANs, 7/3/2008	860,570
1,338,000		Euclid City School District, OH, 4.50% BANs, 6/19/2008	1,339,207
4,000,000		Fairborn, OH, 4.25% BANs, 6/26/2008	4,002,590
2,490,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank LOC), 2.800%, 5/7/2008	2,490,000
1,500,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 2.450%, 5/1/2008	1,500,000
4,655,000		Franklin County, OH Health Care Facilities, (Series 2006B) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 2.730%, 5/1/2008	4,655,000
890,000		Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.200%, 5/1/2008	890,000
925,000		Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.330%, 5/2/2008	925,000
1,510,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/ (Wells Fargo Bank, N.A. LOC), 2.700%, 5/1/2008	1,510,000
2,980,000		Green City, OH, 4.50% BANs, 7/16/2008	2,984,468
1,340,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 2.450%, 5/1/2008	1,340,000
2,620,000		Greene County, OH, (Series A), 2.75% BANs, 8/12/2008	2,625,502
870,000		Greene County, OH, (Series B), 2.75% BANs, 2/13/2009	875,032
1,970,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 2.530%, 5/1/2008	1,970,000
395,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 2.720%, 5/1/2008	395,000
3,050,000		Henry County, OH, (Series 1996) Weekly VRDNs (Automatic Feed Co.)/ (Huntington National Bank, Columbus, OH LOC), 2.930%, 5/1/2008	3,050,000
2,095,000		Henry County, OH, 3.40% BANs, 3/19/2009	2,111,216
525,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC), 2.810%, 5/7/2008	525,000
2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.770%, 5/1/2008	2,665,000
4,000,000		Lakota, OH Local School District, 4.00% BANs, 6/12/2008	4,003,387
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$2,500,000		Logan County, OH, (Series C), 4.00% BANs, 6/18/2008	$2,501,993
1,140,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/ (FirstMerit Bank, N.A. LOC), 2.770%, 5/1/2008	1,140,000
155,000		Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds (Series 1996) Weekly VRDNs (Spitzer Project)/ (JPMorgan Chase Bank, N.A. LOC), 2.880%, 5/2/2008	155,000
8,305,000		Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.950%, 5/1/2008	8,305,000
1,205,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 2.440%, 5/1/2008	1,205,000
5,190,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002) Weekly VRDNs (Copeland Oaks Project)/ (Huntington National Bank, Columbus, OH LOC), 2.800%, 5/1/2008	5,190,000
4,250,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/ (PNC Bank, N.A. LOC), 2.610%, 5/1/2008	4,250,000
1,755,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A. LOC), 2.680%, 5/1/2008	1,755,000
2,065,000		Mansfield, OH, 4.25% BANs, 8/20/2008	2,068,134
3,000,000		Maple Heights, OH City School District, 2.50% BANs, 4/15/2009	3,014,037
7,500,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 2.800%, 5/7/2008	7,500,000
8,950,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 2.600%, 5/1/2008	8,950,000
7,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/ (GTD by WestLB AG LOC), 2.630%, 5/1/2008	7,400,000
765,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/ (Key Bank, N.A. LOC), 2.810%, 5/7/2008	765,000
1,395,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/ (Key Bank, N.A. LOC), 3.100%, 5/1/2008	1,395,000
15,000,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/ (Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 2.420%, 5/1/2008	15,000,000
2,000,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 2.580%, 5/7/2008	2,000,000
1,400,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/ (U.S. Bank, N.A. LOC), 2.530%, 5/1/2008	1,400,000
9,000,000		Montgomery County, OH, (Series A) Daily VRDNs (Miami (OH) Valley Hospital), 4.000%, 5/1/2008	9,000,000
4,850,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008AB), 2.75% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/6/2008	4,856,252
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$5,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008B), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/20/2008	$5,005,477
5,110,000		Newton, OH Local School District, 4.25% BANs, 6/11/2008	5,116,190
1,500,000		North College Hill, OH City School District, 3.30% BANs, 1/20/2009	1,506,843
4,000,000		North College Hill, OH City School District, 3.70% BANs, 6/19/2008	4,002,789
3,485,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 2.480%, 5/1/2008	3,485,000
4,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.650%, 5/7/2008	4,000,000
5,245,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 2.570%, 5/7/2008	5,245,000
7,000,000	[3,4]	Ohio State Turnpike Commission, (Series 2008 FR/RI-F32W) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.050%, 5/7/2008	7,000,000
7,650,000	[3,4]	Ohio State Turnpike Commission, PT-3839 Weekly VRDNs (Dexia Credit Local LIQ)/(DexiaCredit Local LOC), 2.460%, 5/1/2008	7,650,000
25,000,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2006C) Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 2.650%, 5/7/2008	25,000,000
2,335,600		Painesville, OH, 3.25% BANs, 3/17/2009	2,351,574
1,470,000		Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 5/1/2008	1,470,000
1,790,000		Pike County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Bristol Village Homes) /(Key Bank, N.A. LOC), 2.450%, 5/1/2008	1,790,000
3,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2008A) Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/ (LaSalle Bank, N.A. LOC), 2.480%, 5/1/2008	3,000,000
2,130,000		Portage County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Barnette Project)/(National City Bank LOC), 2.900%, 5/1/2008	2,130,000
911,000		Richland County, OH, 4.50% BANs, 8/5/2008	912,565
2,900,000		Rossford, OH, 4.625% BANs, 6/12/2008	2,902,642
2,700,000		Springboro, OH, 4.00% BANs, 10/30/2008	2,705,454
2,700,000		St. Mary's City, OH City School District, 3.625% BANs, 6/10/2008	2,702,263
3,660,000		St. Mary's City, OH City School District, 3.75% BANs, 6/10/2008	3,662,637
2,000,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 2.800%, 5/1/2008	2,000,000
450,000		Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 3.200%, 5/1/2008	450,000
620,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 2.830%, 5/7/2008	620,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$265,000		Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery Corp.)/(Huntington National Bank, Columbus, OH LOC), 2.560%, 5/2/2008	$265,000
2,655,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 2.770%, 5/1/2008	2,655,000
965,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 3.200%, 5/1/2008	965,000
1,985,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/ (Key Bank, N.A. LOC), 2.810%, 5/7/2008	1,985,000
2,955,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/ (FirstMerit Bank, N.A. LOC), 2.770%, 5/1/2008	2,955,000
530,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 2.770%, 5/1/2008	530,000
1,330,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/ (FirstMerit Bank, N.A. LOC), 2.770%, 5/1/2008	1,330,000
1,000,000		Sylvania, OH City School District, 4.47% BANs, 7/24/2008	1,001,525
7,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 2.600%, 5/1/2008	7,000,000
4,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1) Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 2.490%, 5/1/2008	4,000,000
4,495,000		Trumbull County, OH Sewer District, (Series B), 2.375% BANs, 3/26/2009	4,507,884
5,815,000		Tuscarawas County, OH Port Authority, (Series 2007) Weekly VRDNs (Freeport Press, Inc.)/ (Huntington National Bank, Columbus, OH LOC), 2.950%, 5/1/2008	5,815,000
490,000		Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 2.780%, 5/1/2008	490,000
5,000,000		University of Cincinnati, OH, (Series B) Weekly VRDNs (Bayerische Landesbank LOC), 2.450%, 5/1/2008	5,000,000
7,635,000		Village of South Lebanon, OH, (Series 2003A) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(Huntington National Bank, Columbus, OH LOC), 2.900%, 5/1/2008	7,635,000
5,000,000		Wapakoneta, OH, 3.50% BANs, 6/26/2008	5,003,615
1,142,000		Warrensville Heights, OH, 2.60% BANs, 2/5/2009	1,144,567
3,861,000		Warrensville Heights, OH, 4.05% BANs, 5/30/2008	3,861,734
5,000,000		West Clermont Local School District, OH, 4.00% BANs, 8/5/2008	5,010,902
225,000		Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC), 2.830%, 5/1/2008	225,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$255,000		Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC), 2.830%, 5/1/2008	$255,000
3,400,000		Wood County, OH, (Series 1999) Weekly VRDNs (Dowa THT America, Inc.)/ (Comerica Bank LOC), 2.650%, 5/7/2008	3,400,000
690,000		Wood County, OH, Williams Industrial Service Inc. Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.780%, 5/1/2008	690,000
		TOTAL MUNICIPAL INVESTMENTS--99.3% (AT AMORTIZED COST) [5]	373,740,454
		OTHER ASSETS AND LIABILITIES - NET--0.7% [6]	2,617,768
		TOTAL NET ASSETS--100%	$376,358,222

Securities that are subject to the federal alternative minimum tax (AMT) represent 47.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown on Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $49,121,729, which represented 13.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2008, these liquid restricted securities amounted to $49,121,729, which represented 13.1% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MFH	--Multi-Family Housing
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$373,740,454
Cash		349,540
Income receivable		2,707,838
Receivable for shares sold		43,043
TOTAL ASSETS		376,840,875
Liabilities:
Payable for shares redeemed	$42,370
Income distribution payable	381,333
Payable for distribution services fee (Note 4)	18,962
Payable for shareholder services fee (Note 4)	39,315
Accrued expenses	673
TOTAL LIABILITIES		482,653
Net assets for 376,337,505 shares outstanding		$376,358,222
Net Assets Consist of:
Paid-in capital		$376,334,717
Accumulated net realized gain on investments		23,424
Undistributed net investment income		81
TOTAL NET ASSETS		$376,358,222
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$178,682,244 ÷ 178,671,492 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$112,473,777 ÷ 112,467,232 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$85,202,201 ÷ 85,198,781 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$5,239,795
Expenses:
Investment adviser fee (Note 4)		$668,410
Administrative personnel and services fee (Note 4)		130,958
Custodian fees		6,866
Transfer and dividend disbursing agent fees and expenses		40,133
Directors'/Trustees' fees		2,112
Auditing fees		8,875
Legal fees		7,179
Portfolio accounting fees		49,187
Distribution services fee--Cash II Shares (Note 4)		118,331
Shareholder services fee--Institutional Service Shares (Note 4)		125,843
Shareholder services fee--Cash II Shares (Note 4)		95,128
Account administration fee--Institutional Service Shares		15,089
Account administration fee--Cash II Shares		3,146
Share registration costs		28,125
Printing and postage		12,623
Insurance premiums		3,103
Miscellaneous		1,066
TOTAL EXPENSES		1,316,174
Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(109,870)
Waiver of administrative personnel and services fee (Note 4)	(3,657)
Reduction of custodian fees	(1,228)
Waiver of distribution services fee--Cash II Shares (Note 4)	(19,722)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(26,344)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(160,821)
Net expenses			1,155,353
Net investment income			4,084,442
Net realized gain on investments			23,424
Change in net assets resulting from operations			$4,107,866

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,084,442	$10,434,615
Net realized gain on investments	23,424	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,107,866	10,434,615
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,850,817)	(4,550,188)
Institutional Service Shares	(1,401,449)	(4,412,160)
Cash II Shares	(831,848)	(1,472,269)
Distributions from net realized gain on investments
Institutional Shares	--	(12,958)
Institutional Service Shares	--	(9,624)
Cash II Shares	--	(3,859)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,084,114)	(10,461,058)
Share Transactions:
Proceeds from sale of shares	549,846,420	1,022,414,158
Net asset value of shares issued to shareholders in payment of distributions declared	1,561,533	3,204,123
Cost of shares redeemed	(451,193,156)	(1,054,289,277)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	100,214,797	(28,670,996)
Change in net assets	100,238,549	(28,697,439)
Net Assets:
Beginning of period	276,119,673	304,817,112
End of period (including undistributed (distributions in excess of) net investment income of $81 and $(247), respectively	$376,358,222	$276,119,673

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Shares:
Shares sold	204,846,866	362,477,040
Shares issued to shareholders in payment of distributions declared	89,466	271,661
Shares redeemed	(138,716,943)	(404,779,593)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	66,219,389	(42,030,892)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Service Shares:
Shares sold	167,850,458	470,780,383
Shares issued to shareholders in payment of distributions declared	646,159	1,472,287
Shares redeemed	(158,535,821)	(471,668,945)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	9,960,796	583,725

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash II Shares:
Shares sold	177,149,096	189,156,735
Shares issued to shareholders in payment of distributions declared	825,908	1,460,175
Shares redeemed	(153,940,392)	(177,840,739)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	24,034,612	12,776,171
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	100,214,797	(28,670,996)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $109,870 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,657 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.30% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $19,722 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $78,924 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $26,344 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $261,285,000 and $285,710,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 66.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.4% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October, 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Ohio Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

OHIO MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N419
Cusip 60934N427
Cusip 60934N393

2052903 (5/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/_Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	June 3, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 3, 2008